SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York

May 4, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Filing Desk

Re:	Legg Mason Funds Trust (811-23107)

Ladies and Gentlemen:

On behalf of Legg Mason Funds Trust (“LM Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as certification that the definitive form of LM Trust’s prospectus and statement of additional information that would have been filed in accordance with Rule 497(c) under the Securities Act do not differ from those contained in Post-Effective Amendment No. 4, the most recent amendment to LM Trust’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 23, 2018, and which became effective on May 1, 2018.

If you have any questions in connection with this filing, please call Rafael Vasquez (212-455-3566) or Christopher Healey (202-636-5879) of this firm.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP